Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other financial assets
Financial assets at beginning of period	€ 352	€ 379
Additions	41	7
Deductions	(15)	(7)
Currency translation differences	25	(26)
Other changes		(1)
Financial assets at end of period	€ 403	€ 352